General information and significant event of the year (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
General information and significant event of the year
Decrease in passenger traffic (as a percent)	70.00%
Number of passengers served | item	25,200,000	84,200,000
Revenue	$ 607,356	$ 1,558,640	$ 1,426,145
Decrease in revenue (as a percent)	61.00%
Percentage of decrease in cost of services	43.00%
Decrease in selling, general and administrative expenses due to cost controls	$ 66,500
Increase in other operating income	36,800
Increase from impairment losses	$ 19,500